Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash used in operating activities
Loss for the period	$ (51,527)	$ (43,476)
Adjustments for non-monetary items:
Share-based compensation expense	13,951	3,790
Depreciation of property, plant and equipment	174	148
Amortization of intangible assets	25	9
Depreciation of right-of-use assets	379	286
Share of results with joint venture	527	0
Change in defined benefit pension liability	74	94
Convertible loans, derivatives, increase in fair value	(21,169)	0
Financial income	(15)	(374)
Financial expense	1,982	11
Exchange differences	(366)	(8)
Income taxes	107	100
Operating loss before working capital changes	(55,858)	(39,420)
Increase in accounts receivable	0	(1)
Decrease in other assets	1,075	1,430
Increase in accounts payable	5,914	5,282
(Decrease) increase in other liabilities	(5,332)	242
Cash used in operating activities	(54,201)	(32,467)
Interest paid	(1,039)	(42)
Interest received	16	374
Interest expense on lease obligations	18	31
Tax refund	57	2
Net cash used in operating activities	(55,149)	(32,102)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(657)	(101)
Payment for purchase of intangible assets	0	(375)
Payment for rent deposits	0	(20)
Net cash used in investing activities	(657)	(496)
Cash from financing activities
Proceeds from the exercise of stock options	3	0
Principal portion of lease obligation payments	(300)	(278)
Net cash from financing activities	(297)	(278)
Net decrease in cash and cash equivalents	(56,103)	(32,876)
Exchange gain / (losses) on cash and cash equivalents	30	(100)
Cash and cash equivalents at beginning of the period	439,195	115,551
Cash and cash equivalents at end of the period	383,122	82,575
Supplemental Non-Cash Investing Information
Capital expenditures recorded in Accounts payable	$ 265	$ 0